Commitments and Contingencies (Details 1) - CAD ($)	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Commitments and Contingencies
Current financial liabilities	$ 412,854	$ 382,428
Non-current financial liabilities	0
Financial liabilities	$ 412,854	$ 382,428	$ 1,141,262	$ 1,107,212